SHARE-BASED COMPENSATION (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock-based compensation expense	$ (2,222)	$ (1,835)
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock-based compensation expense	(776)	(1,051)
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock-based compensation expense	(1,043)	(337)
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock-based compensation expense	$ (403)	$ (447)